Document and Entity Information	May 16, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000320335
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	GLOBE LIFE INC.
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	3700 South Stonebridge Drive
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	(972)
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	GL
Security Exchange Name	NYSE
Junior Subordinated Debt [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Junior Subordinated Debentures
Trading Symbol	GL PRD
Security Exchange Name	NYSE